Revenue (Tables)	3 Months Ended
Apr. 30, 2018
Revenue [abstract]
Disclosure of detailed information about revenue

	Three months ended April 30, 2018	Three months ended April 30, 2017
Analysis of revenue by category	£000s	£000s
Licensing agreements	3,628	1,728
Research collaboration agreement	246	—
	3,874	1,728